Related party transactions - SeaMex Receivables and Payables (Details) - USD ($) $ in Millions	Dec. 31, 2016	Sep. 30, 2016	[1]	Jun. 30, 2016	[1]	Mar. 31, 2016	[1]	Dec. 31, 2015
Related Party Transaction [Line Items]
Seller’s credit	$ 523.0	$ 520.0		$ 550.0		$ 463.0		$ 517.0	[1]
SeaMex Limited | Equity Method Investee
Related Party Transaction [Line Items]
Seller’s credit	250.0							250.0
$45 million loan facility	45.0							45.0
Other payables	(2.0)							0.0
SeaMex Limited | Equity Method Investee | Other Receivables
Related Party Transaction [Line Items]
Other receivables	$ 53.0							$ 34.0

[1]	Refer to Note 39 "Restatement of previously issued financial statements"